Jul-31-03 03:30pm From- T-532 P.002/002 F-764

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055699

Cert NYS

1-15017

NYSE

July 31, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Gabelli Utility Trust, % Series A Cumulative Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 31, 2003. Tentative listing date – August 4, 2003.

Sincerely,

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